Annual Total Returns[BarChart] - Invesco FTSE RAFI US 1500 Small-Mid ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.09%)	18.29%	41.80%	4.48%	(5.70%)	24.42%	13.96%	(11.41%)	22.00%	11.61%